Short-Term Borrowings	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE – 8	SHORT-TERM BORROWINGS

The Company has short-term unsecured loans with American State Bank at interest rates of 2.8 % per annum. The loans have no maturity dates and are payable on demand. The balance on the loans was $91,000 and $182,000 as of September 30, 2012 and 2011, respectively. Accordingly, the Company recorded interest expense of $8,101 and $23,512 during the years ended September 30, 2012 and 2011, respectively.